Financial Instruments and Risk Management (Details 1) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Financial Instruments And Risk Management
Average rate	1.081	1.0530
Year-end spot rate	1.0866		1.0666